BANK BORROWINGS	12 Months Ended
Dec. 31, 2025
BANK BORROWINGS
BANK BORROWINGS

NOTE 5 – BANK BORROWINGS

	2025	2024

Short-term bank borrowings	596,550	1,049,058
Debt securities	—	576,666
Other financial liabilities	—	576,783

	596,550	2,202,507

As of 31 December 2025, supplier and merchant financing loans make up TRY488,079 thousand of the short-term bank borrowings (2024: supplier and merchant financing loans make up TRY497,113 thousand of the short-term bank borrowings). For the year ended 31 December 2025, cash inflows of supplier and merchant financing loans are TRY5,887,846 thousand and cash outflows of supplier and merchant financing loans are TRY6,001,857 thousand (2024: cash inflows of supplier and merchant financing loans are TRY4,193,875 thousand and cash outflows of supplier and merchant financing loans are TRY3,802,857 thousand).

All bank borrowings are denominated in Turkish Lira. As of 31 December 2025, the annual effective interest rate for bank borrowings is 51.8% and the average annual effective interest rate for supplier and merchant financing loans is 51.6% (2024: is between 66.7% for bank borrowings and 58.4% for supplier and merchant financing loans).

The Group’s bank borrowings comprise fixed interest rate loans.

NOTE 5 - BANK BORROWINGS (Continued)

The repayment schedule of the bank borrowings is as follows:

	2025	2024

To be paid within 1 year	596,550	1,049,058

	596,550	1,049,058

The movement schedule of the Group’s bank borrowings is disclosed in Note 24.

Other financial liabilities

The Group entered into asset-backed secured borrowing arrangements under the factoring agreements related to BNPL receivables during 2025 and 2024. These borrowings had contractual maturities of up to 4 months (2024: 4 months) and carried effective interest rate averaging 43% (2024: 62%). All borrowings were fully repaid prior to year-end and, accordingly, no outstanding balance existed at 31 December 2025.

The movements of asset backed secured borrowings for the years ended 31 December 2025 and 2024 are as follows:

	2025	2024

Beginning of the period - 1 January	576,783	—
Addition	554,763	1,427,293
Change in Interest accrual	79,645	70,196
Payments	(1,123,326)	(835,444)
Monetary gain	(87,865)	(85,262)
31 December	—	576,783

Debt securities

The Group obtained approval from Capital Markets Board of Türkiye (“CMB”) for the issuance of bonds or bills by Hepsi Finansman with a total aggregate principal amount of up to TRY1,050,000 thousand on 1 August 2024. On 10 October 2024, the Group issued a bond with an amount of TRY375,603 thousand (with a nominal amount of TRY250,000 thousand) with a maturity date of 9 January 2025 and 10 April 2025 with 51.50% annual interest rate. On 6 November 2024, the Group issued a bond with an amount of TRY225,362 thousand (with a nominal amount of TRY150,000 thousand) with a maturity date of 5 February 2025 and 15 May 2025 with an annual basic interest rate of 51.50%.

On 4 March 2025, the Group issued a bond with an amount of TRY118,925 thousand (with a nominal amount of TRY100,000 thousand) with a maturity date of 3 September 2025 with 43.00% annual interest rate. On 30 April 2025, the Group issued a bond with an amount of TRY77,304 thousand (with a nominal amount of TRY66,950 thousand) with a maturity date of 27 October 2025 with an annual basic interest rate of 52.00%. On 17 July 2025, the Group obtained approval from the CMB for the continuance of limit for the issuance of bonds or bills by Hepsi Finansman with a total aggregate principal amount of up to TRY1,050,000 thousand until 17 July 2026.

NOTE 5 - BANK BORROWINGS (Continued)

Debt securities (Continued)

The movements of debt securities for the years ended 31 December 2025 and 2024 are as follows:

	2025	2024

Beginning of the period - 1 January	576,666	—
Issued securities	196,229	600,965
Change in interest accrual	105,364	60,945
Payments	(732,598)	—
Monetary gain	(145,661)	(85,244)
31 December	—	576,666